Concentrations (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Concentrations (Details) [Line Items]
Percentage of revenue	62.30%	68.10%	66.30%
Trade receivable, percentage	10.00%
Customer [Member]
Concentrations (Details) [Line Items]
Percentage of revenue	10.00%	10.00%	10.00%